UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9877

CALVERT SOCIAL INDEX SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2007

Item 1. Report to Stockholders.


Calvert
Investments that make a difference®

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March 31, 2007
Semi-Annual Report
Calvert Social Index Fund

Calvert
Investments that make a difference®

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Table of Contents

President's Letter
1

Social Update
4

Portfolio Management Discussion
6

Shareholder Expense Example
10

Statement of Net Assets
12

Statement of Operations
29

Statements of Changes in Net Assets
30

Notes to Financial Statements
32

Financial Highlights
37

Explanation of Financial Tables
41

Proxy Voting and Availability of Quarterly Portfolio Holdings
43

Basis for Board's Approval of Investment Advisory Contract
43

Dear Shareholder:

In the six months ended March 31, 2007, the stock market and economy closed out the period in a surprisingly steady state, especially considering the brief worldwide sell-off in equities at the end of February and ongoing concerns about subprime mortgage loans. Over the six-month period, energy prices finished about where they started, the Federal Reserve left interest rates unchanged, and equities worldwide recovered to end up in positive territory.

During this period, the equity markets had two distinct chapters of performance. In the fourth quarter of 2006, the Standard & Poor's 500 Index posted a total return of 6.7% as the U.S. equity market continued its general upward trend with remarkably low volatility. However, for the first quarter of this year, the S&P 500 gained only 0.64% amid markedly increased volatility. On February 27, an 8.8% drop in the value of the Shanghai Stock Exchange Composite Index triggered a worldwide sell-off in equities, with the S&P 500 losing 3.47% for the day. The U.S. equities market stayed somewhat jittery for the rest of the quarter, with concerns about increasing defaults on subprime mortgages weighing on investors.

For the entire six-month period, the domestic U.S. market, as measured by the S&P 500, gained 7.38%. The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, a benchmark for international markets, gained 14.98%. The return for international stocks was even more remarkable considering their late-February plunge. The Lehman U.S. Credit Index, a common benchmark for bond fund performance, climbed 2.87% during the period.

A Look at Style Trends

Value stocks outperformed growth stocks for the six-month period, extending a seven-year trend which has been detrimental to several Calvert equity portfolios. However, there are signs (such as a possible peak in the Federal Reserve's benchmark lending rate) that this trend is beginning to reverse. To learn more about these style trends, please visit www.calvert.com, click on Fund Commentary in the right-hand column, and select "Calvert Perspective: Reading the Headwinds" to read a commentary by Steve Falci, Calvert's Chief Investment Officer, Equities.

Another factor that may potentially work in favor of Calvert's equity funds is investor reaction to the market's increased volatility. As investors become increasingly concerned about the tradeoff between risk and return, they may increasingly seek higher-quality stocks that are attractively priced relative to the quality of their fundamental data. In times of volatility, as always, we continue to advise our clients to stay the course with their investment strategy and to discuss their portfolio holdings with a financial advisor when necessary.

Growth of Sustainable, "Green" Investing

The movement to increase environmental and corporate sustainability has recently received considerable attention from the mainstream media, with cover stories on the green movement gracing the covers of publications such as Newsweek and Vanity Fair. The growing popularity of social and environmental responsibility shows that the public may be beginning to realize something that many Calvert investors have known for a long time: environmental and corporate responsibility are vital to society as a whole, and investment selection can have an impact on sustainability.

As Calvert's Double Diligence® investment process shows, companies that are committed to sustainability are often companies with high-quality management, corporate governance, and financial data--which are the types of companies that can make the best long-term investments.

One focus of Calvert's advocacy efforts over the last few years has been our work to convince companies to both disclose more information about how their operations affect climate change and to reduce their contributions to climate change factors. Please visit www.calvert.com/climate.html to learn more about climate change and our efforts to increase corporate awareness of the issue.

Sudan Divestment Initiative

In February, Calvert announced a new partnership with the Sudan Divestment Task Force and the Save Darfur Coalition to encourage investors and institutions to divest holdings of companies that help support the government of Sudan. To find more information about the crisis in Darfur and the divestment initiative, please visit www.calvert.com/sudan.

This effort is consistent with Calvert's long-standing commitment to human rights--in 1982, Calvert was the first mutual fund company to decide not to invest in companies doing business in South Africa's apartheid regime. Calvert's past efforts, in concert with other groups, have demonstrated how divestment and advocacy can exert significant influence on companies--and regimes--to effect positive societal change. We will continue to work toward ending the humanitarian crisis in Darfur and keep supporting efforts to maintain human rights worldwide.

As always, thank you for your continued confidence in our mutual funds. We look forward to continuing to strive to meet your investment needs in the future.

Sincerely,

Barbara J. Krumsiek
President and CEO
Calvert Group, Ltd.
April 2007

Social Update
from the Calvert Social Research Department

As a company, through the work of Calvert Social Research Department, and through our unique investment programs, Calvert is a leader in socially responsible investment practices. This Social Update highlights key initiatives and involvement for the six-month reporting period ended March 31, 2007.

Shareholder Advocacy

For the 2007 proxy season, Calvert was lead or co-filer on 36 shareholder resolutions. To date, 17 of these have been successfully withdrawn because companies have taken action to address our concerns. The others await action at annual shareholder meetings. Issues targeted in the resolutions include climate change reporting, board and employee diversity, sustainability reporting, political contributions disclosure, and executive compensation.

Sudan Divestment

Calvert announced its support for a targeted divestment campaign focused on Sudan and launched a new partnership with the Sudan Divestment Task Force (SDTF) and Save Darfur Coalition (SDC) in early February. Since then, we have provided research and analytical support to the SDTF, drafted an advocacy plan for Calvert on this issue, and organized a small working group of socially responsible investors to encourage shareholder action on this issue. We have also provided a wide range of media support, including radio interviews, a webcast for institutional investors, and articles for BSR Weekly and the U.N. Global Compact.

Climate Change Disclosure

In January, the Ceres/Calvert S&P500 Report was published, based on the responses of U.S. companies to the Carbon Disclosure Project's (CDP) request for information. The Project has historically surveyed executives of the companies on the Financial Times (FT) Global 500 list of the world's largest companies. In 2006, Calvert provided initial funding to extend the CDP survey to companies in the Standard & Poor's 500 Index for the first time. The report launch attracted attention from media outlets such as Business Week and Financial Times. We sent the report to members of Congress who have introduced legislation to reduce greenhouse gas emissions and are now working with other investors to encourage S&P 500 companies to respond to this year's CDP survey.

Community Investments

Many of our Funds participate in Calvert's community investing program, which is known as High Social Impact Investing (HSII) and is administered through the Calvert Social Investment Foundation. The HSII program may allocate up to 1% to 3% of Fund assets at below-market interest rates to provide economic opportunity for struggling populations.1 During the reporting period, the Foundation made several investments with groups working to revitalize the Gulf Coast Region in the aftermath of Hurricanes Katrina and Rita. Diaconía Microcrédito Rotativo, a rural microfinance institution that makes tiny business loans to more than 11,000 entrepreneurs in the impoverished Guayaquil area of Ecuador, was another organization receiving an investment from the Foundation.

Special Equities

A modest but important portion of certain Calvert portfolios is invested in private companies that provide socially or environmentally helpful products or services with a profit objective. Much recent attention has been focused on corn-based ethanol as a renewable energy source. But one new special equities investment, Earthanol, seeks to create fuel from agricultural, industrial, and municipal waste.2 The firm's technology for waste-to-ethanol production in the San Joaquin Valley has already been proven effective in other parts of the world.

Globally, more than 5 million children under the age of 5 years die of dehydration caused by diarrhea each year. But new medications developed by another special equities investment, Napo Pharmaceuticals, could soon be introduced into both the Third World and U.S. markets.3 The company is currently commercializing its Crofelemer gastro-intestinal compound, which operates differently from over-the-counter anti-motility treatments, to treat irritable bowel syndrome (IBS), chronic diarrhea caused by HIV, acute infectious diarrhea, and pediatric diarrhea. The FDA has granted fast-track status for the IBS and AIDS-related formulations.

As always, we appreciate your investment in Calvert and will continue to manage your investments with an eye on both financial performance and corporate integrity.

1. As of March 31, 2007, Calvert Social Investment Foundation Community Investment Notes represented the following percentages of Fund net assets: Calvert Social Investment Fund (CSIF) Balanced, 0.82%; CSIF Bond, 0.38%; CSIF Equity, 0.58%; Calvert Capital Accumulation Fund, 1.02%; Calvert World Values Fund International Equity Fund, 0.61%; Calvert New Vision Small Cap Fund, 0.78%; and Calvert Large Cap Growth Fund, 0.20%. All holdings are subject to change without notice. The Calvert Social Investment Foundation is a 501(c)(3) nonprofit organization.

2. On March 31, 2007, Earthanol represented 0.01% of the Calvert Social Investment Fund Equity Portfolio.

3. On March 31, 2007, Napo Pharmaceuticals represented 0.03% of Calvert Large Cap Growth Fund.

Portfolio Management Discussion

Steve Falci
Chief Investment Officer, Equities
Calvert Asset Management Company

Investment Performance Summary

For the six months ending March 31, 2007, Calvert Social Index Fund's Class A shares (at NAV*) returned 5.29% versus a return for the benchmark Calvert Social Index of 5.71%. The Fund, unlike the Index, bears management expenses and transaction costs. For the most part, these factors accounted for the Fund's margin of underperformance relative to the Index.

Investment Climate

Stocks advanced strongly in the first half of the reporting period, but failed to maintain that momentum into the New Year. Among large-cap equities, value stocks tended to outperform during the period, particularly during the fourth quarter of 2006. In the first quarter of 2007, growth and value stocks earned very similar returns. Within the broad market Russell 1000® Index, the Materials and Utilities sectors posted very strong performances during the period, with each up more than 20%. However, the Health Care, Financials, and Information Technology sectors all lagged.

Energy prices ended the period about where they started. After a fairly steady fourth quarter, they dropped sharply in January before recovering later in the first quarter. Concerns about the stability of housing markets broadened during the period as mortgage default rates increased. This was largely due to reckless lending (and borrowing!) practices among sub-prime lenders (and borrowers!). As a result, many subprime mortgage loan firms have gone out of business, which may further weaken the residential real estate market.

Portfolio Strategy

Calvert Social Index Fund is managed using a passive investment strategy. The investment objective of the Fund is to match, as closely as possible, the day-to-day performance of the Calvert Social Index. We do this by buying all, or virtually all, of the stocks in the Index and holding them in the same proportion. Fluctuation in the Fund's total return is a direct reflection of fluctuating performance for Index stocks based on changing market conditions.

Paced by the strong performance of AT&T, the Telecommunications sector posted the strongest sector performance in the Calvert Social Index for the period. Energy was the next-best performing sector, but its small weighting in the Index limited its impact.

Four sectors comprise more than three-fourths of the total Calvert Social Index's value: Information Technology, Financials, Health Care and Consumer Discretionary. Of those four sectors, two turned in particularly weak performances during the period. Health Care was the only sector in the Index that lost money during the period, thanks to the weak performance of its three largest holdings: Pfizer, Johnson and Johnson, and Amgen. Financials posted a modest return for the period, but again, some of the sector's largest companies were a drag on performance.

The Information Technology sector's return in the Calvert Social Index matched the Index's overall performance and was in line with the performance of technology stocks in the broader market. Still, it was a mixed bag--with winners such as Apple and IBM and losers such as Motorola and Intel. Of the Calvert Social Index's leading sectors, only Consumer Discretionary posted returns that exceeded the overall Index return for the period.

Outlook

In February, a sharp drop in Chinese equity markets spurred a strong but brief sell-off around the globe. In the U.S., the problems in residential real estate markets, including financial distress among subprime lenders, continue to threaten economic growth. Over the past few years, investors have become less concerned about the fundamentally risky nature of long-term investments, including stocks. Now it appears that investors may be paying more attention to risk, which may not bode well for equity market returns in the short term. All market cycles go through such periods of transition and--in the long run--we believe that all investors benefit from a renewed appreciation of the fundamental characteristics of equity investments.

April 2007

As of March 31, 2007, the following companies represented the following percentages of Fund net assets: AT&T 3.26%, Pfizer 2.36%, Johnson and Johnson 2.30%, Amgen 0.86%, Apple 1.06%, IBM 0.19%, Motorola 0.56%, and Intel 1.47%. All portfolio holdings are subject to change without notice.

Portfolio Statistics
March 31, 2007

Investment Performance
(total return at NAV*)
	6 Months	12 Months
	ended	ended
	3/31/07	3/31/07
Class A	5.29%	7.40%
Class B	4.78%	6.32%
Class C	4.79%	6.33%
Class I	5.61%	7.97%
Calvert Social Index	5.71%	8.15%
Lipper Multi Cap Core Funds Avg	8.52%	9.34%

Ten Largest Stock Holdings

	% of Net Assets
AT&T, Inc.	3.3%
Microsoft Corp.	3.2%
Bank of America Corp.	3.0%
Procter & Gamble Co.	2.6%
Pfizer, Inc.	2.4%
Johnson & Johnson	2.3%
JPMorgan Chase & Co.	2.2%
Cisco Systems, Inc.	2.0%
International Business Machines Corp.	1.9%
Intel Corp.	1.5%
Total	24.4%

*Investment performance/return at NAV does not reflect the deduction of the Fund's maximum 4.75% front-end sales charge or any deferred sales charge.

Portfolio Statistics
March 31, 2007

Average Annual Total Returns
(with max. load)

Class A Shares
One year	2.28%
Five Year	3.17%
Since inception	(2.47%)
(6/30/00)

Class B Shares
One year	1.32%
Five Year	2.78%
Since inception	(2.73%)
(6/30/00)

Class C Shares
One year	5.33%
Five Year	3.16%
Since inception	(2.73%)
(6/30/00)

Portfolio Statistics
March 31, 2007

Average Annual Total Returns
Class I Shares
One year	7.97%
Five Year	4.61%
Since inception	(1.36%)
(6/30/00)

Economic Sectors	% of total investments
Consumer Discretionary	10.4%
Consumer Staples	7.1%
Energy	2.0%
Financials	25.4%
Health Care	12.8%
Industrials	6.5%
Information Technology	25.7%
Materials	1.2%
Telecommunications Services	4.5%
U.S. Government Agency Obligations	3.3%
U.S. Government Obligations	0.2%
Utilities	0.9%
Total	100%

Performance Comparison
Comparison of change in value of $10,000 investment.

Average annual total returns in the Portfolio Statistics above and the Performance Comparison line graph are with maximum load deducted -- they assume reinvestment of dividends and reflect the deduction of the Fund's maximum 4.75% front-end sales charge or deferred sales charge, as applicable. No sales charge has been applied to the index used for comparison. However, the Lipper average does reflect the deduction of the category's average front-end sales charge. The graph and table do not reflect the deduction of taxes that a shareholder would pay on the Fund's distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2006 to March 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*
	10/1/06	3/31/07	10/1/06 - 3/31/07

Class A
Actual	$1,000.00	$1,052.90	$3.84
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per year before expenses)

Class B
Actual	$1,000.00	$1,047.80	$8.93
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per year before expenses)

Class C
Actual	$1,000.00	$1,047.90	$8.94
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per year before expenses)

Class I
Actual	$1,000.00	$1,056.10	$1.08
Hypothetical	$1,000.00	$1,023.88	$1.06
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, 1.75%, 1.75%, and 0.21% for Class A, Class B, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365.

Statement of Net Assets
March 31, 2007
EQUITY SECURITIES - 96.1%	Shares	Value
Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	763	$24,187
Hexcel Corp.*	910	18,064
		42,251

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	1,828	87,287
Expeditors International Washington, Inc.	2,353	97,226
FedEx Corp.	3,148	338,190
United Parcel Service, Inc., Class B	7,502	525,890
		1,048,593

Airlines - 0.3%
Continental Airlines, Inc., Class B*	1,072	39,010
JetBlue Airways Corp.*	1,606	18,485
Southwest Airlines Co.	8,680	127,596
UAL Corp.*	1,041	39,735
US Airways Group, Inc.*	637	28,971
		253,797

Auto Components - 0.1%
BorgWarner, Inc.	629	47,439
Gentex Corp.	1,446	23,498
		70,937

Automobiles - 0.2%
Harley-Davidson, Inc.	2,861	168,084

Beverages - 0.0%
Hansen Natural Corp.*	709	26,857

Biotechnology - 2.0%
Alkermes, Inc.*	994	15,347
Amgen, Inc.*	12,966	724,540
Amylin Pharmaceuticals, Inc.*	1,312	49,016
Biogen Idec, Inc.*	3,722	165,182
Genzyme Corp. - General Division*	2,886	173,218
Gilead Sciences, Inc.*	5,044	385,866
MedImmune, Inc.*	2,520	91,703
Millennium Pharmaceuticals, Inc.*	3,076	34,943
OSI Pharmaceuticals, Inc.*	562	18,546
PDL BioPharma, Inc.*	1,127	24,456
Vertex Pharmaceuticals, Inc.*	1,329	37,265
		1,720,082

EQUITY SECURITIES - Cont'd	Shares	Value
Building Products - 0.3%
American Standard Co.'s, Inc.	1,854	$98,299
Lennox International, Inc.	659	23,526
Masco Corp.	4,386	120,176
		242,001

Capital Markets - 3.6%
A.G. Edwards, Inc.	805	55,690
Affiliated Managers Group, Inc.*	308	33,372
Bank of New York Co., Inc.	8,302	336,646
BlackRock, Inc.	217	33,919
Charles Schwab Corp.	11,353	207,646
E*Trade Financial Corp.*	4,717	100,095
Eaton Vance Corp.	1,343	47,865
Federated Investors, Inc., Class B	978	35,912
Franklin Resources, Inc.	1,889	228,248
Goldman Sachs Group, Inc.	4,155	858,548
Investment Technology Group, Inc.*	425	16,660
Investors Financial Services Corp.	640	37,216
Jefferies Group, Inc.	1,014	29,355
Legg Mason, Inc.	1,448	136,416
Mellon Financial Corp.	4,566	196,977
Northern Trust Corp.	2,148	129,181
Nuveen Investments, Inc.	832	39,354
SEI Investments Co.	756	45,534
State Street Corp.	3,674	237,891
T. Rowe Price Group, Inc.	2,917	137,653
TD Ameritrade Holding Corp.*	2,587	38,495
Waddell & Reed Financial, Inc.	835	19,472
		3,002,145

Chemicals - 0.7%
Air Products & Chemicals, Inc.	2,293	169,590
Airgas, Inc.	659	27,777
Ecolab, Inc.	1,918	82,474
Lubrizol Corp.	673	34,680
Praxair, Inc.	3,590	226,026
Sigma-Aldrich Corp.	1,212	50,322
		590,869

Commercial Banks - 7.5%
Associated Banc-Corp.	1,303	43,781
BancorpSouth, Inc.	731	17,873
Bank of Hawaii Corp.	501	26,568
BB&T Corp.	5,930	243,249
Cathay General Bancorp	432	14,679
Chittenden Corp.	453	13,676
City National Corp.	461	33,930
Colonial Bancgroup, Inc.	1,518	37,570
Comerica, Inc.	1,713	101,273
Commerce Bancorp, Inc.	1,927	64,323
Commerce Bancshares, Inc.	690	33,334
Compass Bancshares, Inc.	1,435	98,728
Cullen/Frost Bankers, Inc.	665	34,799

EQUITY SECURITIES - Cont'd	Shares	Value
Commercial Banks - Cont'd
East-West Bancorp, Inc.	563	$20,702
Fifth Third Bancorp	5,195	200,995
First Horizon National Corp.	1,300	53,989
First Midwest Bancorp, Inc.	491	18,044
FirstMerit Corp.	736	15,537
Fulton Financial Corp.	1,708	24,817
Greater Bay Bancorp	497	13,364
Huntington Bancshares, Inc.	2,373	51,850
KeyCorp Ltd.	4,434	166,142
M&T Bank Corp.	886	102,625
Marshall & Ilsley Corp.	2,710	125,500
National City Corp.	6,502	242,200
Old National Bancorp	596	10,835
Pacific Capital Bancorp	462	14,839
PNC Financial Services Group, Inc.	3,807	273,990
Popular, Inc.	2,685	44,464
Regions Financial Corp.	8,103	286,603
Sky Financial Group, Inc.	1,306	35,079
South Financial Group, Inc.	733	18,120
SunTrust Banks, Inc.	3,910	324,686
SVB Financial Group*	340	16,521
Synovus Financial Corp.	2,991	96,729
TCF Financial Corp.	1,232	32,476
TD Banknorth, Inc.	986	31,710
Trustmark Corp.	484	13,571
UCBH Holdings, Inc.	928	17,279
Umpqua Holdings Corp.	563	15,072
United Bankshares, Inc.	394	13,802
US Bancorp	19,412	678,838
Valley National Bancorp	1,151	29,063
Wachovia Corp.	21,245	1,169,537
Wells Fargo & Co.	35,075	1,207,632
Westamerica Bancorporation	307	14,788
Whitney Holding Corp.	647	19,785
Wilmington Trust Corp.	672	28,338
Zions Bancorp	1,177	99,480
		6,292,785

Commercial Services & Supplies - 0.8%
Adesa, Inc.	838	23,154
Avery Dennison Corp.	1,027	65,995
Brink's Co.	442	28,045
Corporate Executive Board Co.	421	31,979
D & B Corp.*	661	60,283
Herman Miller, Inc.	643	21,534
HNI Corp.	401	18,418
Manpower, Inc.	919	67,795
Monster Worldwide, Inc.*	1,210	57,318
Pitney Bowes, Inc.	2,451	111,251
Robert Half International, Inc.	1,813	67,099
RR Donnelley & Sons Co.	2,268	82,986
United Stationers, Inc.*	311	18,635
		654,492

EQUITY SECURITIES - Cont'd	Shares	Value
Communications Equipment - 4.1%
3Com Corp.*	3,883	$15,183
ADC Telecommunications, Inc.*	1,141	19,100
Adtran, Inc.	640	15,584
Andrew Corp.*	1,572	16,647
Avaya, Inc.*	4,861	57,408
Ciena Corp.*	827	23,115
Cisco Systems, Inc.*	67,656	1,727,258
CommScope, Inc.*	581	24,925
F5 Networks Inc.*	399	26,605
InterDigital Communications Corp.*	537	17,007
JDS Uniphase Corp.*	2,401	36,567
Juniper Networks, Inc.*	6,231	122,626
Motorola, Inc.	26,696	471,718
Polycom, Inc.*	859	28,630
QUALCOMM, Inc.	18,361	783,280
Tellabs, Inc.*	4,324	42,808
		3,428,461

Computers & Peripherals - 6.5%
Apple, Inc.*	9,580	890,078
Avid Technology, Inc.*	416	14,510
Dell, Inc.*	22,174	514,659
Diebold, Inc.	646	30,821
EMC Corp.*	24,321	336,846
Emulex Corp.*	831	15,199
Hewlett-Packard Co.	30,017	1,204,882
Imation Corp.	343	13,850
International Business Machines Corp.	16,743	1,578,195
Lexmark International, Inc.*	1,108	64,774
NCR Corp.*	1,915	91,480
Network Appliance, Inc.*	4,131	150,864
Palm, Inc.*	934	16,933
QLogic Corp.*	1,570	26,690
SanDisk Corp.*	2,396	104,945
Seagate Technology LLC	6,088	141,850
Sun Microsystems, Inc.*	40,024	240,544
Western Digital Corp.*	2,323	39,050
		5,476,170

Construction Materials - 0.0%
Eagle Materials, Inc.	495	22,092

Consumer Finance - 1.5%
American Express Co.	11,789	664,900
AmeriCredit Corp.*	1,285	29,375
Capital One Financial Corp.	4,518	340,928
First Marblehead Corp.	647	29,044
SLM Corp.	4,558	186,422
		1,250,669

EQUITY SECURITIES - Cont'd	Shares	Value
Containers & Packaging - 0.2%
Aptargroup, Inc.	319	$21,351
Bemis Co.	1,037	34,626
Sealed Air Corp.	1,714	54,162
Sonoco Products Co.	976	36,678
		146,817

Distributors - 0.1%
Genuine Parts Co.	1,820	89,180

Diversified Consumer Services - 0.1%
Corinthian Colleges, Inc.*	848	11,660
DeVry, Inc.	603	17,698
Laureate Education, Inc.*	466	27,480
Regis Corp.	447	18,045
Strayer Education, Inc.	141	17,625
Weight Watchers International, Inc.	442	20,372
		112,880

Diversified Financial Services - 6.0%
Bank of America Corp.	49,999	2,550,949
Chicago Mercantile Exchange Holdings, Inc.	353	187,958
CIT Group, Inc.	2,206	116,742
JPMorgan Chase & Co.	38,621	1,868,484
Leucadia National Corp.	1,698	49,955
Moody's Corp.	2,646	164,211
Nasdaq Stock Market, Inc.*	1,023	30,086
NYSE Group, Inc.*	548	51,375
		5,019,760

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	69,693	2,747,995
CenturyTel, Inc.	1,143	51,652
Citizens Communications Co.	3,377	50,486
Embarq Corp.	1,561	87,962
Windstream Corp.	4,966	72,951
		3,011,046

Electric Utilities - 0.0%,
Duquesne Light Holdings, Inc.	782	15,476
Hawaiian Electric Industries, Inc.	792	20,584
		36,060

Electrical Equipment - 0.7%
AMETEK, Inc.	1,044	36,060
Cooper Industries Ltd.	1,145	51,514
Emerson Electric Co.	8,860	381,778
Genlyte Group, Inc.*	246	17,355
Hubbell, Inc., Class B	514	24,795
Roper Industries, Inc.	914	50,160
		561,662

EQUITY SECURITIES - Cont'd	Shares	Value
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.*	4,509	$151,908
Amphenol Corp.	941	60,760
Anixter International, Inc.*	334	22,024
Arrow Electronics, Inc.*	1,275	48,131
Avnet, Inc.*	1,539	55,620
CDW Corp.	641	39,377
Flextronics International Ltd.*	6,749	73,834
Flir Systems, Inc.*	681	24,291
Ingram Micro, Inc.*	1,402	27,073
Jabil Circuit, Inc.	1,954	41,835
Mettler - Toledo International, Inc.*	396	35,470
Molex, Inc.	741	20,896
Sanmina-SCI Corp.*	5,244	18,983
Solectron Corp.*	9,012	28,388
Tech Data Corp.*	547	19,588
Tektronix, Inc.	824	23,204
Trimble Navigation Ltd.*	1,299	34,865
		726,247

Energy Equipment & Services - 0.7%
Cameron International Corp.*	1,174	73,715
FMC Technologies, Inc.*	727	50,716
Grant Prideco, Inc.*	1,378	68,680
Noble Corp.	1,443	113,535
SEACOR Holdings, Inc.*	215	21,156
Smith International, Inc.	2,235	107,392
Superior Energy Services, Inc.*	943	32,505
Tidewater, Inc.	555	32,512
TODCO*	606	24,440
Unit Corp.*	455	23,018
Universal Compression Holdings, Inc.*	293	19,830
		567,499

Food & Staples Retailing - 2.1%
BJ's Wholesale Club, Inc.*	656	22,192
Costco Wholesale Corp.	5,060	272,430
CVS Corp.	16,809	573,859
Supervalu, Inc.	2,227	87,009
Sysco Corp.	6,849	231,702
Walgreen Co.	11,176	512,867
Whole Foods Market, Inc.	1,486	66,647
		1,766,706

Food Products - 1.0%
Corn Products International, Inc.	729	25,945
Del Monte Foods Co.*	1,963	22,535
Flowers Foods, Inc.	554	16,714
General Mills, Inc.	3,788	220,537
H.J. Heinz Co.	3,464	163,224
Hershey Foods Corp.	1,719	93,961
JM Smucker Co.	563	30,019

EQUITY SECURITIES - Cont'd	Shares	Value
Food Products - Cont'd
Kellogg Co.	2,756	$141,741
McCormick & Co., Inc.	1,158	44,606
William Wrigley Jr. Co.	2,422	123,353
		882,635

Gas Utilities - 0.4%
AGL Resources, Inc.	768	32,809
Atmos Energy Corp.	984	30,780
Energen Corp.	650	33,079
Equitable Resources, Inc.	1,196	57,791
Nicor, Inc.	434	21,014
Oneok, Inc.	1,153	51,885
Piedmont Natural Gas Co., Inc.	696	18,360
Questar Corp.	891	79,486
Southern Union Co.	1,240	37,684
WGL Holdings, Inc.	479	15,318
		378,206

Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc.*	584	21,725
Beckman Coulter, Inc.	652	41,656
Becton Dickinson & Co.	2,540	195,301
Biomet, Inc.	2,537	107,797
Cooper Co's, Inc.	438	21,295
Cytyc Corp.*	1,108	37,905
Dade Behring Holdings, Inc.	850	37,272
Dentsply International, Inc.	1,516	49,649
Edwards Lifesciences Corp.*	575	29,152
Gen-Probe, Inc.*	507	23,870
Hologic, Inc.*	519	29,915
Hospira, Inc.*	1,644	67,240
Idexx Laboratories, Inc.*	306	26,815
Intuitive Surgical, Inc.*	408	49,600
Kinetic Concepts, Inc.*	523	26,485
Medtronic, Inc.	12,762	626,104
Mentor Corp.	411	18,906
ResMed, Inc.*	743	37,425
Respironics, Inc.*	710	29,813
St. Jude Medical, Inc.*	3,894	146,453
Stryker Corp.	3,083	204,465
Varian Medical Systems, Inc.*	1,377	65,669
		1,894,512

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*	508	15,443
AmerisourceBergen Corp.	2,105	111,039
Cardinal Health, Inc.	4,477	326,597
Cigna Corp.	1,132	161,491
Coventry Health Care, Inc.*	1,703	95,453
DaVita, Inc.*	1,087	57,959
Express Scripts, Inc.*	1,225	98,882

EQUITY SECURITIES - Cont'd	Shares	Value
Health Care Providers & Services - Cont'd
Health Management Associates, Inc.	2,533	$27,534
Health Net, Inc.*	1,205	64,841
Healthways, Inc.*	340	15,895
Henry Schein, Inc.*	929	51,262
Laboratory Corp. of America Holdings, Inc.*	1,376	99,939
LifePoint Hospitals, Inc.*	529	20,218
Lincare Holdings, Inc.*	923	33,828
Magellan Health Services, Inc.*	364	15,288
McKesson Corp.	3,201	187,387
Omnicare, Inc.	1,275	50,707
Patterson Co's, Inc.*	1,360	48,266
Quest Diagnostics, Inc.	1,609	80,241
Sierra Health Services, Inc.*	504	20,750
Universal Health Services, Inc., Class B	497	28,458
VCA Antech, Inc.*	807	29,302
WellCare Health Plans, Inc.*	341	29,070
		1,669,850

Health Care Technology - 0.1%
Cerner Corp.*	608	33,106
Emdeon Corp.*	1,582	23,936
IMS Health, Inc.	2,102	62,345
		119,387

Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	1,305	42,673
Cheesecake Factory, Inc.*	738	19,668
Darden Restaurants, Inc.	1,409	58,037
Gaylord Entertainment Co.*	397	20,989
OSI Restaurant Partners, Inc.	692	27,334
Panera Bread Co.*	295	17,423
Ruby Tuesday, Inc.	572	16,359
Starbucks Corp.*	8,486	266,121
		468,604

Household Durables - 0.7%
American Greetings Corp.	525	12,185
Black & Decker Corp.	722	58,930
D.R. Horton, Inc.	2,876	63,272
Garmin Ltd.	1,216	65,846
Harman International Industries, Inc.	719	69,081
KB Home	833	35,544
MDC Holdings, Inc.	341	16,392
NVR, Inc.*	51	33,915
Pulte Homes, Inc.	2,247	59,456
Ryland Group, Inc.	430	18,142
Snap-On, Inc.	518	24,916
Standard-Pacific Corp.	636	13,273
Stanley Works	855	47,333
Whirlpool Corp.	820	69,626
		587,911

EQUITY SECURITIES - Cont'd	Shares	Value
Household Products - 3.5%
Church & Dwight Co., Inc.	637	$32,073
Colgate-Palmolive Co.	5,720	382,039
Kimberly-Clark Corp.	5,091	348,682
Procter & Gamble Co.	35,293	2,229,106
		2,991,900

Industrial Conglomerates - 0.7%
3M Co.	7,456	569,862
Carlisle Co.'s, Inc.	602	25,844
Teleflex, Inc.	356	24,233
		619,939

Insurance - 4.9%
ACE Ltd.	3,590	204,845
Aflac, Inc.	5,552	261,277
AMBAC Financial Group, Inc.	1,169	100,990
American Financial Group, Inc.	682	23,215
American National Insurance Co.	154	19,701
AON Corp.	3,035	115,209
Arch Capital Group Ltd.*	408	27,830
Arthur J. Gallagher & Co.	948	26,857
Axis Capital Holdings Ltd.	1,479	50,079
Brown & Brown, Inc.	1,116	30,188
Chubb Corp.	4,579	236,597
Cincinnati Financial Corp.	1,605	68,052
Commerce Group, Inc.	601	18,054
Conseco, Inc.*	1,505	26,037
Endurance Specialty Holdings Ltd.	582	20,801
Erie Indemnity Co.	508	26,807
Everest Re Group Ltd.	683	65,684
First American Corp.	949	48,133
Hanover Insurance Group, Inc.	502	23,152
Hartford Financial Services Group, Inc.	3,559	340,169
HCC Insurance Holdings, Inc.	1,090	33,572
Lincoln National Corp.	3,063	207,641
Markel Corp.*	101	48,968
MBIA, Inc.	1,489	97,515
Mercury General Corp.	258	13,684
Montpelier Re Holdings Ltd.	1,006	17,444
Nationwide Financial Services, Inc.	527	28,384
Ohio Casualty Corp.	605	18,120
PartnerRe Ltd.	597	40,918
Philadelphia Consolidated Holding Corp.*	583	25,646
Phoenix Co.'s, Inc.	1,109	15,393
Platinum Underwriters Holdings Ltd.	583	18,703
Principal Financial Group	2,973	177,994
Progressive Corp.	7,864	171,593
Protective Life Corp.	633	27,877
Prudential Financial, Inc.	5,267	475,399
RenaissanceRe Holdings Ltd.	617	30,936
Safeco Corp.	1,224	81,310
StanCorp Financial Group, Inc.	537	26,404
TheTravelers Co.'s, Inc.	7,539	390,294

EQUITY SECURITIES - Cont'd	Shares	Value
Insurance - Cont'd
Torchmark Corp.	1,041	$68,279
Unitrin, Inc.	439	20,664
Unum Group	3,605	83,023
White Mountains Insurance Group Ltd.	83	47,020
Willis Group Holdings Ltd.	1,267	50,148
WR Berkley Corp.	1,879	62,232
XL Capital Ltd.	1,983	138,731
		4,151,569

Internet & Catalog Retail - 0.5%
Amazon.Com, Inc.*	3,316	131,944
Expedia, Inc.*	2,469	57,231
Liberty Media Corp. - Interactive*	6,934	165,168
Netflix, Inc.*	586	13,589
NutriSystem, Inc.*	281	14,727
		382,659

Internet Software & Services - 2.5%
Akamai Technologies, Inc.*	1,727	86,212
Digital River, Inc.*	388	21,437
eBay, Inc.*	11,527	382,120
Google, Inc.*	2,557	1,171,515
Yahoo!, Inc.*	14,086	440,751
		2,102,035

IT Services - 2.1%
Acxiom Corp.	653	13,968
Automatic Data Processing, Inc.	6,100	295,240
BISYS Group, Inc.*	1,183	13,557
Ceridian Corp.*	1,534	53,445
Checkfree Corp.*	745	27,632
Cognizant Technology Solutions Corp.*	1,565	138,142
Convergys Corp.*	1,378	35,015
DST Systems, Inc.*	545	40,984
Electronic Data Systems Corp.	5,759	159,409
Fidelity National Information Services, Inc.	3,130	142,290
First Data Corp.	8,437	226,955
Fiserv, Inc.*	1,952	103,573
Global Payments, Inc.	784	26,703
Iron Mountain, Inc.*	1,890	49,386
MoneyGram International Inc.	839	23,291
Paychex, Inc.	3,721	140,914
Sabre Holdings Corp.	1,449	47,455
Unisys Corp.*	3,375	28,451
Western Union Co.	8,437	185,192
		1,751,602

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	3,017	68,064
Mattel, Inc.	4,174	115,077
Pool Corp.	520	18,616
		201,757

EQUITY SECURITIES - Cont'd	Shares	Value
Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	664	$19,966
Applera Corp. - Applied Biosystems Group	1,929	57,041
Invitrogen Corp.*	519	33,034
Millipore Corp.*	522	37,829
Nektar Therapeutics*	881	11,506
Pharmaceutical Product Development, Inc.	1,011	34,061
Techne Corp.*	367	20,956
Varian, Inc.*	305	17,769
Waters Corp.*	1,094	63,452
		295,614

Machinery - 2.0%
AGCO Corp.*	889	32,866
Briggs & Stratton Corp.	507	15,641
CLARCOR, Inc.	507	16,123
Cummins, Inc.	495	71,636
Danaher Corp.	2,660	190,057
Deere & Co.	2,553	277,358
Donaldson Co., Inc.	712	25,703
Dover Corp.	2,245	109,578
Flowserve Corp.*	646	36,945
Gardner Denver, Inc.*	515	17,948
Graco, Inc.	680	26,629
Harsco Corp.	818	36,696
IDEX Corp.	521	26,508
Illinois Tool Works, Inc.	5,381	277,660
Kennametal, Inc.	390	26,368
Lincoln Electric Holdings, Inc.	391	23,288
Paccar, Inc.	2,761	202,657
Pall Corp.	1,310	49,780
Parker Hannifin Corp.	1,320	113,929
Pentair, Inc.	999	31,129
Terex Corp.*	1,057	75,850
Toro Co.	415	21,265
		1,705,614

Marine - 0.0%
Kirby Corp.*	519	18,155

Media - 2.9%
Belo Corp.	887	16,560
Discovery Holding Co.*	2,821	53,966
Dow Jones & Co., Inc.	512	17,649
E.W. Scripps Co.	854	38,157
EchoStar Communications Corp.*	2,289	99,411
Getty Images, Inc.*	481	23,391
Harte-Hanks, Inc.	529	14,595
John Wiley & Sons, Inc.	395	14,915
Lamar Advertising Co.	782	49,242
Liberty Global, Inc.*	2,087	68,725
Liberty Media Holding Corp. - Capital *	1,479	163,563
McGraw-Hill Co.'s, Inc.	3,886	244,352
Meredith Corp.	397	22,784
New York Times Co.	1,423	33,455

EQUITY SECURITIES - Cont'd	Shares	Value
Media - Cont'd
Omnicom Group, Inc.	1,883	$192,781
R.H. Donnelley Corp.*	746	52,884
Sirius Satellite Radio, Inc.*	13,383	42,826
Time Warner, Inc.	44,176	871,151
Valassis Communications, Inc.*	468	8,045
Viacom, Inc., Class B*	6,578	270,421
Virgin Media, Inc.	2,807	70,877
Washington Post Co., Class B	64	48,864
XM Satellite Radio Holdings, Inc.*	3,157	40,788
		2,459,402

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	609	29,476
Worthington Industries	707	14,550
		44,026

Multiline Retail - 1.3%
Big Lots, Inc.*	1,155	36,128
Dollar General Corp.	3,281	69,393
Dollar Tree Stores, Inc.*	1,040	39,770
Family Dollar Stores, Inc.	1,505	44,578
Kohl's Corp.*	3,224	246,991
Nordstrom, Inc.	2,406	127,374
Saks, Inc.	1,182	24,633
Target Corp.	8,582	508,569
		1,097,436

Multi-Utilities - 0.4%
Aquila, Inc.*	3,679	15,378
Integrys Energy Group, Inc.	829	46,018
KeySpan Corp.	1,835	75,510
MDU Resources Group, Inc.	1,750	50,295
NiSource, Inc.	2,848	69,605
OGE Energy Corp.	886	34,377
Puget Energy, Inc.	1,132	29,070
		320,253

Office Electronics - 0.2%
Xerox Corp.*	10,659	180,030
Zebra Technologies Corp.*	693	26,757
		206,787

Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.*	509	15,855
Chesapeake Energy Corp.	4,907	151,528
Cimarex Energy Co.	814	30,134
Denbury Resources, Inc.*	1,172	34,914
EOG Resources, Inc.	2,667	190,264
Helix Energy Solutions Group, Inc.*	813	30,317
Kinder Morgan, Inc.	1,200	127,740
OMI Corp.	658	17,674
Overseas Shipholding Group, Inc.	293	18,342
Pioneer Natural Resources Co.	1,312	56,560

EQUITY SECURITIES - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - Cont'd
Plains Exploration & Production Co.*	755	$34,081
Quicksilver Resources, Inc.*	540	21,476
Range Resources Corp.	1,452	48,497
Southwestern Energy Co.*	1,758	72,043
St Mary Land & Exploration Co.	540	19,807
XTO Energy, Inc.	4,019	220,281
		1,089,513

Paper & Forest Products - 0.2%
Weyerhaeuser Co.	2,345	175,265

Personal Products - 0.4%
Alberto-Culver Co.	872	19,951
Avon Products, Inc.	4,909	182,909
Estee Lauder Co.'s, Inc.	1,336	65,264
NBTY, Inc.*	596	31,612
		299,736

Pharmaceuticals - 6.0%
Allergan, Inc.	1,669	184,959
Barr Pharmaceuticals, Inc.*	1,172	54,322
Bristol-Myers Squibb Co.	22,447	623,129
Endo Pharmaceuticals Holdings, Inc.*	1,471	43,247
Forest Laboratories, Inc.*	3,497	179,886
Johnson & Johnson	32,227	1,941,999
Medicis Pharmaceutical Corp.	536	16,520
MGI Pharma, Inc.*	773	17,369
Pfizer, Inc.	78,774	1,989,831
		5,051,262

Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	1,506	60,692
CB Richard Ellis Group, Inc.*	2,088	71,368
Forest City Enterprises, Inc.	661	43,745
Jones Lang LaSalle, Inc.	358	37,332
St. Joe Co.	785	41,063
		254,200

Road & Rail - 0.1%
Avis Budget Group, Inc.	1,061	28,987
Con-way, Inc.	472	23,525
Kansas City Southern*	745	26,507
Ryder System, Inc.	610	30,097
		109,116

Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	6,058	79,117
Agere Systems, Inc.*	1,668	37,730
Altera Corp.*	3,815	76,262
Analog Devices, Inc.	3,630	125,199
Applied Materials, Inc.	15,238	279,160
Atmel Corp.*	4,420	22,233

EQUITY SECURITIES - Cont'd	Shares	Value
Semiconductors & Semiconductor Equipment - Cont'd
Cymer, Inc.*	387	$16,080
Cypress Semiconductor Corp.*	1,376	25,525
Fairchild Semiconductor International, Inc.*	1,197	20,014
FormFactor, Inc.*	418	18,705
Integrated Device Technology, Inc.*	1,975	30,454
Intel Corp.	64,652	1,236,793
Intersil Corp.	1,396	36,980
KLA-Tencor Corp.	2,203	117,464
Lam Research Corp.*	1,480	70,063
Linear Technology Corp.	3,196	100,962
LSI Logic Corp.*	4,206	43,911
Marvell Technology Group Ltd.*	4,848	81,495
MEMC Electronic Materials, Inc.*	1,895	114,799
Microchip Technology, Inc.	2,243	79,694
Micron Technology, Inc.*	8,007	96,724
National Semiconductor Corp.	3,412	82,366
Novellus Systems, Inc.*	1,339	42,875
Nvidia Corp.*	3,889	111,925
PMC - Sierra, Inc.*	2,059	14,433
Silicon Laboratories, Inc.*	511	15,289
Teradyne, Inc.*	1,954	32,319
Texas Instruments, Inc.	16,386	493,219
Varian Semiconductor Equipment Associates, Inc.*	565	30,160
Xilinx, Inc.	3,577	92,036
		3,623,986

Software - 5.1%
Adobe Systems, Inc.*	6,540	272,718
Amdocs Ltd.*	1,992	72,668
Autodesk, Inc.*	2,553	95,993
BEA Systems, Inc.*	4,100	47,519
BMC Software, Inc.*	2,152	66,260
Cadence Design Systems, Inc.*	2,986	62,885
Check Point Software Technologies Ltd.*	1,812	40,371
Citrix Systems, Inc.*	1,917	61,402
Compuware Corp.*	3,682	34,942
Electronic Arts, Inc.*	3,351	168,756
FactSet Research Systems, Inc.	496	31,174
Fair Isaac Corp.	643	24,871
Hyperion Solutions Corp.*	574	29,750
Intuit, Inc.*	3,525	96,444
Jack Henry & Associates, Inc.	844	20,298
MICROS Systems, Inc.*	383	20,678
Microsoft Corp.	97,320	2,712,308
NAVTEQ Corp.*	912	31,464
Novell, Inc.*	3,340	24,115
Parametric Technology Corp.*	1,094	20,885
Red Hat, Inc.*	2,105	48,268
Salesforce.com, Inc.*	1,004	42,991
Sybase, Inc.*	884	22,348
Symantec Corp.*	10,358	179,193
Synopsys, Inc.*	1,601	41,994
TIBCO Software, Inc.*	2,072	17,654
		4,287,949

EQUITY SECURITIES - Cont'd	Shares	Value
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	1,115	$42,983
Barnes & Noble, Inc.	523	20,632
Bed Bath & Beyond, Inc.*	3,116	125,170
Best Buy Co., Inc.	4,388	213,783
Borders Group, Inc.	637	13,008
Carmax, Inc.*	2,240	54,970
Chico's FAS, Inc.*	1,848	45,147
GameStop Corp.*	1,450	47,227
Gap, Inc.	6,395	110,058
Guitar Center, Inc.*	256	11,551
Home Depot, Inc.	22,685	833,447
Limited Brands, Inc.	3,717	96,865
Lowe's Co.'s, Inc.	16,872	531,299
Office Depot, Inc.*	2,982	104,787
O'Reilly Automotive, Inc.*	1,254	41,507
PetSmart, Inc.	1,474	48,583
RadioShack Corp.	1,323	35,761
Ross Stores, Inc.	1,510	51,944
Staples, Inc.	8,076	208,684
TJX Co.'s, Inc.	5,058	136,364
Tractor Supply Co.*	340	17,510
Williams-Sonoma, Inc.*	918	32,552
		2,823,832

Textiles, Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	1,183	36,354
Nike, Inc., Class B	1,933	205,401
Phillips-Van Heusen Corp.	543	31,928
Timberland Co.*	507	13,197
		286,880

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	900	23,931
Downey Financial Corp.	204	13,166
First Niagara Financial Group, Inc.	1,095	15,231
Freddie Mac	7,626	453,671
Fremont General Corp.	665	4,609
Hudson City Bancorp, Inc.	5,570	76,198
IndyMac Bancorp, Inc.	676	21,666
MGIC Investment Corp.	920	54,206
New York Community Bancorp, Inc.	2,816	49,533
Peoples Bank Bridgeport	585	25,974
PMI Group, Inc.	853	38,573
Radian Group, Inc.	867	47,581
Sovereign Bancorp, Inc.	3,437	87,437
Washington Federal, Inc.	853	20,011
Washington Mutual, Inc.	9,815	396,330
Webster Financial Corp.	619	29,718
		1,357,835

EQUITY SECURITIES - Cont'd	Shares	Value
Trading Companies & Distributors - 0.2%
Fastenal Co.	1,481	$51,909
MSC Industrial Direct Co.	480	22,406
United Rentals, Inc.*	659	18,123
W.W. Grainger, Inc.	834	64,418
WESCO International, Inc.*	476	29,883
		186,739

Water Utilities - 0.0%
Aqua America, Inc.	1,299	29,163

Wireless Telecommunication Services - 0.9%
Alltel Corp.	4,126	255,812
American Tower Corp.*	4,648	181,040
Crown Castle International Corp.*	2,559	82,221
Leap Wireless International, Inc.*	521	34,375
NII Holdings, Inc.*	1,623	120,394
SBA Communications Corp.*	871	25,738
Telephone & Data Systems, Inc.	503	29,989
		729,569

Total Equity Securities (Cost $68,758,068)		80,983,040

U.S. Government Agencies and	Principal
Instrumentalities - 3.3%	Amount
Federal Home Loan Bank Discount Notes, 4/2/07	$2,800,000	2,799,611

Total U.S. Government Agencies and Instrumentalities (Cost $2,799,611)		2,799,611

U.S. Treasury - 0.2%
United States Treasury Bill, 8/2/07 (l)	200,000	196,618

Total U.S. Treasury (Cost $196,618)		196,618

TOTAL INVESTMENTS (Cost $71,754,297) - 99.6%		83,979,269
Other assets and liabilities, net - 0.4%		343,689
Net Assets - 100%		$84,322,958

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value share authorized:
Class A: 4,255,291 shares outstanding		$46,546,414
Class B: 448,162 shares outstanding		4,644,798
Class C: 617,128 shares outstanding		6,675,268
Class I: 1,306,189 shares outstanding		21,671,005
Undistributed net investment income		256,209
Accumulated net realized gain (loss) on investments		(7,750,902)
Net unrealized appreciation (depreciation) on investments		12,280,166
Net Assets		$84,322,958

Net Asset Value Per Share
Class A (based on net assets of $54,293,089)		$12.76
Class B (based on net assets of $5,512,229)		$12.30
Class C (based on net assets of $7,585,458)		$12.29
Class I (based on net assets of $16,932,182)		$12.96

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
NASDAQ 100 Index^	4	06/07	$716,300	$5,264
S&P 500 Index^	7	06/07	2,504,600	49,930
Total Purchased				$55,194

* Non-income producing security.

(l) Collateral for futures contracts.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
Six Months Ended March 31, 2007
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $164)	$719,116
Interest income	65,478
Total investment income	784,594

Expenses:
Investment advisory fee	90,252
Transfer agency fees and expenses	67,748
Distribution Plan expenses:
Class A	65,269
Class B	26,482
Class C	36,311
Directors' fees and expenses	5,695
Administrative fees	80,595
Accounting fees	6,225
Custodian fees	31,072
Registration fees	23,267
Reports to shareholders	12,945
Professional fees	9,527
Miscellaneous	9,148
Total expenses	464,536
Reimbursement from Advisor:
Class A	(89,100)
Class B	(9,122)
Class C	(8,032)
Class I	(29,024)
Fees paid indirectly	(7,342)
Net expenses	321,916

Net Investment Income	462,678

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	253,592
Futures	135,938
389,530

Change in unrealized appreciation or (depreciation) on:
Investments	2,995,626
Futures	18,805
3,014,431

Net Realized and Unrealized Gain
(Loss)	3,403,961

Increase (Decrease) in Net Assets
Resulting From Operations	$3,866,639

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,	September 30,
Increase (Decrease) in Net Assets	2007	2006
Operations:
Net investment income	$462,678	$523,458
Net realized gain (loss) on investments	389,530	(358,460)
Change in unrealized appreciation (depreciation)	3,014,431	5,199,863

Increase (Decrease) in Net Assets
Resulting From Operations	3,866,639	5,364,861

Distributions to shareholders from:
Net investment income:
Class A shares	(479,339)	(340,567)
Class B shares	(634)	--
Class C shares	(819)	--
Class I shares	(141,986)	(22,309)
Total distributions	(622,778)	(362,876)
Capital share transactions:
Shares sold:
Class A shares	6,538,520	9,928,602
Class B shares	544,886	686,760
Class C shares	1,171,496	1,480,859
Class I shares	4,057,000	9,618,110
Reinvestment of distributions:
Class A shares	432,803	304,765
Class B shares	478	--
Class C shares	539	--
Class I shares	141,981	22,309
Redemption fees:
Class A shares	86	595
Class B shares	--	3
Class C shares	--	465
Shares redeemed:
Class A shares	(3,052,558)	(9,736,530)
Class B shares	(216,304)	(723,937)
Class C shares	(654,489)	(735,899)
Class I shares	(311,915)	(68,005)
Total capital share transactions	8,652,523	10,778,097

Total Increase (Decrease) in Net Assets	11,896,384	15,780,082

Net Assets
Beginning of period	72,426,574	56,646,492
End of period (including undistributed net investment income of $256,209 and $416,309, respectively)	$84,322,958	$72,426,574

See notes to financial statements.

	Six Months Ended	Year Ended
	March 31,	September 30,
Capital Share Activity	2007	2006
Shares sold:
Class A shares	512,348	847,868
Class B shares	43,938	60,727
Class C shares	94,984	131,264
Class I shares	313,122	801,557
Reinvestment of distributions:
Class A shares	33,681	26,071
Class B shares	39	--
Class C shares	43	--
Class I shares	10,896	1,892
Shares redeemed:
Class A shares	(238,592)	(831,549)
Class B shares	(17,459)	(64,373)
Class C shares	(53,414)	(65,922)
Class I shares	(24,098)	(5,700)
Total capital share activity	675,488	901,835

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2007 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. These credits are used to reduce the Fund's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .225% of the Fund's average daily net assets. Under the terms of the agreement, $15,883 was payable at period end. In addition, $1,842 was receivable from the Advisor for reimbursement of operating expenses paid during March 2007.

The Advisor has contractually agreed to limit net annual fund operating expenses through January 31, 2008. The contractual expense cap is .75% for Class A, 1.75% for Class B, 1.75% for Class C and .21% for Class I. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .225% for Class A, Class B, and Class C shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $14,115 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class A, Class B and Class C shares, allow the Fund to pay the Distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed .25%, 1.00% and 1.00% annually of average daily net assets of each Class A, Class B and Class C, respectively. The amount actually paid by the Fund, is an annualized fee, payable monthly of .25%, 1.00%, and 1.00% of the Fund's average daily net assets of Class A, Class B, and Class C, respectively. Class I does not have Distribution Plan expenses. Under the terms of the agreement, $22,358 was payable at period end.

The Distributor received $15,617 as its portion of commissions charged on sales of the Fund's Class A shares for the six months ended March 31, 2007.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received fees of $15,900 for the six months ended March 31, 2007. Under the terms of the agreement, $2,299 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $34,000 plus a meeting fee of $2,000 for each Board meeting attended. An additional Chair support fee of $24,000 annually is paid to the Fund Chair. Additional fees of up to $10,000 annually may be paid to the Chairperson of special committees of the Board and the lead disinterested Director. Directors' fees are allocated to each of the funds served.

Note C -- Investment Activity

During the period, cost of purchases and proceeds from sales of investments, other than short-term securities, were $8,751,315 and $1,628,432 respectively.

The cost of investments owned at March 31, 2007 for federal income tax purposes was $75,509,537. Net unrealized appreciation aggregated $8,469,732, of which $13,487,031 related to appreciated securities and $5,017,299 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $34,783, $1,114,446, $1,821,069, $900,355 and $534,245 at September 30, 2006 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011, September 2012 and September 2014, respectively.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at March 31, 2007. For the six months ended March 31, 2007, borrowings by the Fund under the Agreement were as follows:

		Weighted	Month of
Average	Average	Maximum	Maximum
Daily	Interest	Amount	Amount
Balance	Rate	Borrowed	Borrowed
$384	5.89%	$23,319	January 2007

Financial Highlights
			Periods Ended
		March 31,	September 30,	September 30,
Class A Shares		2007 (z)	2006 (z)	2005 (z)
Net asset value, beginning		$12.23	$11.29	$10.43
Income from investment operations
Net investment income		.08	.11	.13
Net realized and unrealized gain (loss)		.57	.92	.84
Total from investment operations		.65	1.03	.97
Distributions from:
Net investment income		(.12)	(.09)	(.11)
Total distributions		(.12)	(.09)	(.11)
Total increase (decrease) in net asset value		0.53	.94	.86
Net asset value, ending		$12.76	$12.23	$11.29

Total return*		5.29%	9.14%	9.31%
Ratios to average net assets:A
Net investment income		1.20% (a)	.96%	1.21%
Total expenses		1.11% (a)	1.22%	1.34%
Expenses before offsets		.77% (a)	.78%	.77%
Net expenses		.75% (a)	.75%	.75%
Portfolio turnover		2%	12%	14%
Net assets, ending (in thousands)		$54,293	$48,265	$44,108

			Years Ended
		September 30,	September 30,	September 30,
Class A Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.55	$7.50	$9.68
Income from investment operations
Net investment income	.	.06	.05	.03
Net realized and unrealized gain (loss)		.87	2.03	(2.17)
Total from investment operations		.93	2.08	(2.14)
Distributions from:
Net investment income		(.05)	(.03)	(.04)
Total distributions		(.05)	(.03)	(.04)
Total increase (decrease) in net asset value		.88	2.05	(2.18)
Net asset value, ending		$10.43	$9.55	$7.50

Total return*		9.73%	27.88%	(22.27%)
Ratios to average net assets:A
Net investment income		.64%	.63%	.36%
Total expenses		1.48%	1.62%	1.65%
Expenses before offsets		.77%	.77%	.77%
Net expenses		.75%	.75%	.75%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$39,684	$27,802	$17,663

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class B Shares		2007 (z)	2006 (z)	2005 (z)
Net asset value, beginning		$11.74	$10.87	$10.05
Income from investment operations
Net investment income (loss)		.01	**	.02
Net realized and unrealized gain (loss)		.55	.87	.81
Total from investment operations		.56	.87	.83
Distributions from:
Net investment income		**	--	(.01)
Total distributions		**	--	(.01)
Total increase (decrease) in net asset value		.56	.87	.82
Net asset value, ending		$12.30	$11.74	$10.87

Total return*		4.78%	8.00%	8.29%
Ratios to average net assets:A
Net investment income (loss)		.20% (a)	(.04%)	.21%
Total expenses		2.11% (a)	2.26%	2.43%
Expenses before offsets		1.77% (a)	1.78%	1.77%
Net expenses		1.75% (a)	1.75%	1.75%
Portfolio turnover		2%	12%	14%
Net assets, ending (in thousands)		$5,512	$4,949	$4,623

			Years Ended
		September 30,	September 30,	September 30,
Class B Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.30	$7.38	$9.60
Income from investment operations
Net investment income (loss)		(.03)	.01	(.03)
Net realized and unrealized gain (loss)		.83	1.94	(2.18)
Total from investment operations		.80	1.95	(2.21)
Distributions from:
Net investment income		(.05)	(.03)	(.01)
Total distributions		(.05)	(.03)	(.01)
Total increase (decrease) in net asset value		.75	1.92	(2.22)
Net asset value, ending		$10.05	$9.30	$7.38

Total return*		8.57%	26.55%	(23.05%)
Ratios to average net assets:A
Net investment income (loss)		(.36%)	(.37%)	(.62%)
Total expenses		2.61%	3.05%	3.44%
Expenses before offsets		1.77%	1.77%	1.77%
Net expenses		1.75%	1.75%	1.75%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$4,072	$2,369	$1,164

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class C Shares		2007 (z)	2006 (z)	2005 (z)
Net asset value, beginning		$11.73	$10.86	$10.05
Income from investment operations
Net investment income (loss)		.01	**	.02
Net realized and unrealized gain (loss)		.55	.87	.80
Total from investment operations		.56	.87	.82
Distributions from:
Net investment income		**	--	(.01)
Total distributions		**	--	(.01)
Total increase (decrease) in net asset value		.56	.87	.81
Net asset value, ending		$12.29	$11.73	$10.86

Total return*		4.79%	8.01%	8.19%
Ratios to average net assets:A
Net investment income (loss)		.21% (a)	(.04%)	.21%
Total expenses		1.99% (a)	2.13%	2.30%
Expenses before offsets		1.77% (a)	1.78%	1.77%
Net expenses		1.75% (a)	1.75%	1.75%
Portfolio turnover		2%	12%	14%
Net assets, ending (in thousands)		$7,585	$6,751	$5,542

			Years Ended
		September 30,	September 30,	September 30,
Class C Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.29	$7.37	$9.58
Income from investment operations
Net investment income (loss)		(.03)	.01	(.04)
Net realized and unrealized gain (loss)		.84	1.94	(2.16)
Total from investment operations		.81	1.95	(2.20)
Distributions from:
Net investment income		(.05)	(.03)	(.01)
Total distributions		(.05)	(.03)	(.01)
Total increase (decrease) in net asset value		.76	1.92	(2.21)
Net asset value, ending		$10.05	$9.29	$7.37

Total return*		8.69%	26.59%	(23.00%)
Ratios to average net assets:A
Net investment income (loss)		(.36%)	(.36%)	(.63%)
Total expenses		2.46%	2.88%	2.93%
Expenses before offsets		1.77%	1.77%	1.77%
Net expenses		1.75%	1.75%	1.75%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$4,896	$2,534	$1,391

Financial Highlights

			Periods Ended
		March 31,	September 30,	September 30,
Class I Shares		2007 (z)	2006 (z)	2005 (z)
Net asset value, beginning		$12.38	$11.38	$10.59
Income from investment operations
Net investment income		.12	.17	.16
Net realized and unrealized gain (loss)		.58	.92	.87
Total from investment operations		.70	1.09	1.03
Distributions from:
Net investment income		(.12)	(.09)	(.24)
Total distributions		(.12)	(.09)	(.24)
Total increase (decrease) in net asset value		0.58	1.00	.79
Net asset value, ending		$12.96	$12.38	$11.38

Total return*		5.61%	9.61%	9.76%
Ratios to average net assets:A
Net investment income		1.75% (a)	1.46%	1.50%
Total expenses		.60% (a)	.80%	1.35%
Expenses before offsets		.23% (a)	.26%	.40%
Net expenses		.21% (a)	.24%	.38%
Portfolio turnover		2%	12%	14%
Net assets, ending (in thousands)		$16,932	$12,462	$2,374

			Years Ended
		September 30,	September 30,	September 30,
Class I Shares		2004 (z)	2003	2002
Net asset value, beginning		$9.67	$7.56	$9.73
Income from investment operations
Net investment income		.10	.09	.06
Net realized and unrealized gain (loss)		.87	2.06	(2.18)
Total from investment operations		.97	2.15	(2.12)
Distributions from:
Net investment income		(.05)	(.04)	(.05)
Total distributions		(.05)	(.04)	(.05)
Total increase (decrease) in net asset value		.92	2.11	(2.17)
Net asset value, ending		$10.59	$9.67	$7.56

Total return*		10.03%	28.46%	(21.99%)
Ratios to average net assets:A
Net investment income		1.02%	1.01%	.73%
Total expenses		1.06%	1.19%	1.20%
Expenses before offsets		.39%	.39%	.39%
Net expenses		.38%	.38%	.38%
Portfolio turnover		14%	7%	9%
Net assets, ending (in thousands)		$1,231	$4,518	$3,622

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)      Annualized.

(z)      Per share figures are calculated using the Average Shares Method.

*      Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

**    Less than $0.01 per share.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC;  information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY CONTRACTS

At a meeting held on December 5, 2006, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between Calvert Social Index Series, Inc. and the Advisor and the Investment Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor's personnel and the Advisor's revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable mutual funds.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory Agreement and Investment Subadvisory Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement and Investment Subadvisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor's financial condition; the level and method of computing the Fund's advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Fund's brokerage, including the Advisor's process for monitoring "best execution"; the direct and indirect benefits, if any, derived by the Advisor from its relationship with the Fund; the effect of the Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's compliance programs and policies; the Advisor's performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor's supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board's familiarity with the Advisor's senior management through Board of Directors' meetings, discussions and other reports. The Advisor's administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board discussed the Advisor's effectiveness in monitoring the performance of the Subadvisor and its timeliness in responding to performance issues. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund's performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by an independent third party in its report. This comparison indicated that for the one-, two-, three-, four- and five-year annualized periods ended June 30, 2006, the Fund's performance was below the median of its peer universe. The Fund underperformed its Lipper index for the same one-, two-, three-, four- and five-year annualized periods. The Board considered the Advisor's discussion of the Fund's performance. The Board also took into account the Advisor's discussion of the Fund's role within the Calvert Group of Funds social investment offerings. Based upon its review and in view of management's discussion, the Board concluded that the Fund's performance was satisfactory.

In considering the Fund's fees and expenses, the Board compared the Fund's fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund's advisory fee (after taking into account waivers and reimbursements) and total expenses (net of waivers and reimbursements) were below the median of its peer group. The Board also took into account the Advisor's current undertakings to maintain expense limitations for the Fund, noting that the Advisor was currently reimbursing fund expenses in excess of the entire advisory fee. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the factors considered.

In reviewing the overall profitability of the advisory fee to the Fund's Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing and administrative services to the Fund for which they received compensation. The information considered by the Board included Calvert's operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Group of Funds complex. The Board reviewed the profitability of the Advisor's relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. The Board also noted that the Advisor reimbursed expenses of the Fund and was currently reimbursing fund expenses in excess of the entire advisory fee and that it also paid the subadvisory fee to the Subadvisor. Based upon its review, the Board concluded that the Advisor's level of profitability from its relationship with the Fund was reasonable.

The Board considered the effect of the Fund's growth and size on its performance and expenses. Although the Fund's advisory fee currently did not contain a breakpoint that would reduce the advisory fee rate on assets above specified levels, the Board noted that if the Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate given the Fund's current size.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

In evaluating the Investment Subadvisory Agreement, the disinterested Directors reviewed information provided by the Subadvisor relating to its operations, personnel, investment philosophy, strategies and techniques. Among other information, the Subadvisor provided biographical information on portfolio management and other professional staff, performance information for itself, and descriptions of its investment philosophies, strategies and techniques, organizational and management structures and brokerage policies and practices.

The Board reapproved the Investment Subadvisory Agreement between the Advisor and the Subadvisor based on a number of factors relating to the Subadvisor's ability to perform under the Investment Subadvisory Agreement. In the course of its deliberations, the Board evaluated, among other factors: the nature, extent and the quality of the services to be provided by the Subadvisor; the Subadvisor's management style and long-term performance record; the Fund's performance record and the Subadvisor's performance in employing its investment strategies; the Subadvisor's current level of staffing and its overall resources; the qualifications and experience of the Subadvisor's personnel; the Subadvisor's financial condition with respect to its ability to perform the services required under the Investment Subadvisory Agreement; the Subadvisor's compliance systems, including those related to personal investing; and any disciplinary history. Based upon its review, the Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Subadvisor under the Investment Subadvisory Agreement.

As noted above, the Board considered, among other information, the Fund's performance during the one-, two-, three-, four- and five-year annualized periods ended June 30, 2006 as compared to the Fund's peer group and noted that it reviewed on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the subadvisory fee under the Investment Subadvisory Agreement was paid by the Advisor and not the Fund. The Board also relied on the ability of the Advisor to negotiate the Investment Subadvisory Agreement and the corresponding subadvisory fee at arm's length. Based upon its review, the Board determined that the subadvisory fee was reasonable. For each of the above reasons, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Subadvisor's management of the Fund to be a material factor in its consideration, although the Board noted that the subadvisory fee schedule for the Fund contained breakpoints that reduced the subadvisory fee rate on assets above specified levels.

In reapproving the Investment Subadvisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director attributed different weight to various factors.

Conclusions

The Board reached the following conclusions regarding the Investment Advisory Agreement and the Investment Subadvisory Agreement, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Subadvisor was qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (c) the Advisor and Subadvisor maintained appropriate compliance programs; (d) the Subadvisor was likely to execute its investment strategies consistently over time; (e) the performance of the Fund was satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; and (f) the Fund's advisory and subadvisory fees were reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Subadvisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement and the Investment Subadvisory Agreement was in the interests of the Fund and its shareholders.

Calvert Social Index Fund

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Calvert's Family of Funds

Tax-Exempt Money Market Funds
CTFR Money Market Portfolio

Taxable Money Market Funds
First Government Money Market Fund
CSIF Money Market Portfolio

Municipal Funds
CTFR Limited-Term Portfolio
CTFR Long-Term Portfolio
CTFR Vermont Municipal Portfolio
National Muni. Intermediate Fund

Taxable Bond Funds
CSIF Bond Portfolio
Income Fund
Short Duration Income Fund
Long-Term Income Fund
Ultra-Short Floating Income Fund

Equity Funds
CSIF Enhanced Equity Portfolio
CSIF Equity Portfolio
Calvert Large Cap Growth Fund
Capital Accumulation Fund
CWV International Equity Fund
New Vision Small Cap Fund
Calvert Social Index Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

Balanced and Asset Allocation Funds
CSIF Balanced Portfolio
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

printed on recycled paper using soy-based inks


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since last disclosure in response to this Item on registrant's Form N-CSR for the period ending September 30, 2006.

Item 11. Controls and Procedures.
  The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
  There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Senior Vice President -- Principal Executive Officer

Date:	June 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President -- Principal Executive Officer
Date: June 1, 2007

/s/ D. Wayne Silby
D. Wayne Silby
President -- Principal Executive Officer
Date: June 1, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: June 1, 2007